UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					WASHINGTON, D.C. 20549


						FORM N-CSR

		CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
					INVESTMENT COMPANIES

			Investment Company Act file number 811-4066

					Cash Assets Trust
			(Exact name of Registrant as specified in charter)

					   380 Madison Avenue
					New York, New York 10017
			(Address of principal executive offices)  (Zip code)

					  Joseph P. DiMaggio
					  380 Madison Avenue
					New York, New York 10017
				(Name and address of agent for service)

		Registrant's telephone number, including area code:	(212) 697-6666


				Date of fiscal year end:	3/31

				Date of reporting period:	9/30/07

						FORM N-CSR

ITEM 1.  REPORTS TO STOCKHOLDERS.



                                  SEMI-ANNUAL
                                     REPORT

                               SEPTEMBER 30, 2007

                                     PACIFIC
                                CAPITAL FUNDS(R)
                                       OF
                                CASH ASSETS TRUST

                        PACIFIC CAPITAL CASH ASSETS TRUST

                            PACIFIC CAPITAL TAX-FREE
                                CASH ASSETS TRUST

                         PACIFIC CAPITAL U.S. GOVERNMENT
                          SECURITIES CASH ASSETS TRUST

  [LOGO OF THE PACIFIC CAPITAL FUNDS OF CASH ASSETS TRUST: A LION STANDING ON A
                  TWISTER ROPE AND SALE TO LEFT OF PACIFIC](R)

                                A CASH MANAGEMENT
                                   INVESTMENT

[LOGO OF THE PACIFIC                 PACIFIC
CAPITAL FUNDS OF CASH           CAPITAL FUNDS(R)
ASSETS TRUST: A LION                   OF
STANDING ON A TWISTER           CASH ASSETS TRUST
ROPE AND SALE TO
LEFT OF PACIFIC](R)            SEMI-ANNUAL REPORT

                                                                  November, 2007

Dear Investor:

      We are pleased to provide you with the Semi-Annual Report for The Pacific Capital Funds of Cash Assets Trust for the six-month period ended September 30, 2007.

      The enclosed Semi-Annual Report includes the three series of Cash Assets Trust (the "Trust"): Pacific Capital Cash Assets Trust, Pacific Capital Tax-Free Cash Assets Trust and Pacific Capital U.S. Government Securities Cash Assets Trust and their two classes of shares: Original Shares and Service Shares.

                      ************************************

      The current six-month reporting period was marked by the widespread turbulence in the financial markets with the impact felt across a broad range of asset classes. The financial markets became more volatile in reaction to increasing defaults on sub-prime mortgages, or loans with weaker underwriting standards. The problems and concerns surrounding sub-prime mortgage loans rippled through the fixed-income market, including short-term investment instruments which constitute a large portion of money market securities.

      As the liquidity crisis in the financial markets continued to unfold during the summer months, the Federal Reserve (the "Fed") voted to change the course of its monetary policy. Citing a need to induce liquidity into the banking system and to possibly curtail any threat of a slowdown in the economy, the Fed lowered the target on the Federal Funds rate to 4.75%. The Federal Funds rate is the interest rate banks charge one another on overnight loans and the Fed's primary tool for influencing economic activity. As you are aware, a reduction in interest rates usually means lower borrowing cost for consumers and businesses, resulting in an increase in economic activity. The action by the Fed was a bold attempt to restore investor confidence and a clear signal that the central bank viewed the turbulence and disruptions of the past couple of months as too dangerous to ignore.

      The move by the Fed was also the first rate reduction of any kind in four years, the steepest in nearly five years and its most abrupt reversal of course since January 2001, when Fed policy makers sharply reduced interest rates at an unscheduled emergency meeting just before the last recession.

                      NOT A PART OF THE SEMI-ANNUAL REPORT

      Over the past couple of years, there has been a fundamental change in the way people look at their investments. Investors will always want competitive returns, yet, with the recent problem areas that have developed in the financial markets, the words most often heard these days are, "How safe is my investment?" This is especially true for investors' cash reserves. As you have read in previous shareholder report letters, we have used this opportunity to remind investors that safety of principal is first and foremost in the eyes of your Board of Trustees, Investment Adviser and Administrator when managing your cash reserves. Each of the Trust's investment portfolios has successfully weathered the recent financial crisis by adhering to each portfolios' stated objective. Rest assured, your Investment Adviser and its portfolio management team has always sought to ensure that no undue risks are taken in order to seek higher yield.

      Looking forward, we are optimistic that each of the Pacific Capital Funds of Cash Assets Trust will continue to provide investors with competitive returns without compromising safety of principal.

      As always, we again wish to express our appreciation for the confidence you have shown by your investment in the Pacific Capital Funds of Cash Assets Trust. We can assure you that we will consistently do our best to merit your continued level of trust.

Sincerely,


/s/ Diana P. Herrmann                           /s/ Lacy B. Herrmann

Diana P. Herrmann                               Lacy B. Herrmann
President                                       Founder and Chairman Emeritus

                      NOT A PART OF THE SEMI-ANNUAL REPORT

                                PACIFIC CAPITAL
                               CASH ASSETS TRUST
                            SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2007 (UNAUDITED)

  PRINCIPAL
   AMOUNT        COMMERCIAL PAPER (45.8%)                                                                                VALUE
--------------   -------------------------------------------------------------------------------                     -------------
                 AUTOMOTIVE (5.5%)
$  20,000,000    Toyota Motor Credit Corp., 5.17%, 12/14/07 ....................................                     $  19,787,456
                                                                                                                     -------------
                 BANKS (11.1%)
   20,000,000    Barclays US Funding Corp., 5.40%, 10/23/07                                                             19,934,000
   20,000,000    Calyon NA, Inc., 5.17%, 01/08/08 ..............................................                        19,715,375
                                                                                                                     -------------
                                                                                                                        39,649,375
                                                                                                                     -------------
                 BROKERAGE (4.1%)
   15,000,000    Morgan Stanley Dean Witter, 5.05%, 03/18/08 ...................................                        14,644,396
                                                                                                                     -------------
                 FINANCE (16.7%)
   20,000,000    American Express Credit Corp., 5.26%, 10/12/07 ................................                        19,967,856
   20,000,000    General Electric Capital Corp., 5.21%, 11/08/07 ...............................                        19,890,011
   20,000,000    Swedish Export Credit Corp., 5.14%, 10/18/07 ..................................                        19,951,408
                                                                                                                     -------------
                                                                                                                        59,809,275
                                                                                                                     -------------
                 INSURANCE (8.4%)
   15,000,000    MetLife Funding, Inc., 4.75%, 11/09/07 ........................................                        14,922,813
   15,000,000    Prudential Funding Corp., 4.67%, 11/26/07 .....................................                        14,891,033
                                                                                                                     -------------
                                                                                                                        29,813,846
                                                                                                                     -------------
                     Total Commercial Paper ....................................................                       163,704,348
                                                                                                                     -------------
                 U. S. GOVERNMENT AGENCY OBLIGATIONS (34.6%)
                 -------------------------------------------------------------------------------
   60,000,000    Federal Home Loan Bank, 4.57%, 10/19/07 .......................................                        59,862,900
   64,000,000    Federal National Mortgage Corp., 5.11%, 11/19/07 ..............................                        63,554,862
                                                                                                                     -------------
                     Total U. S. Government Agency Obligations .................................                       123,417,762
                                                                                                                     -------------
                 CERTIFICATE OF DEPOSIT (5.6%)
                 -------------------------------------------------------------------------------
   20,000,000    Societe Generale N.A., Inc., 5.38%, 06/09/08 ..................................                        20,000,000
                                                                                                                     -------------
                 REPURCHASE AGREEMENTS (14.0%)
                 -------------------------------------------------------------------------------
   25,000,000    Banc of America Securities LLC, 4.80%, 10/01/07 ...............................                        25,000,000
                     (Proceeds of $25,010,000 to be received at maturity, Collateral:
                     $24,850,000 Federal Home Loan Mortgage Corp. 6.00% due
                     07/06/17; the collateral fair value plus interest receivable equals $25,512,425)

  PRINCIPAL
   AMOUNT        REPURCHASE AGREEMENTS (CONTINUED)                                                                       VALUE
--------------   -------------------------------------------------------------------------------                     -------------
                 AUTOMOTIVE (5.5%)
$  25,000,000    SG Americas Securities, LLC, 4.90%, 10/01/07 ..................................                     $  25,000,000
                     (Proceeds of $25,010,208 to be received at maturity, Collateral:
                     $26,040,000 Federal National Mortgage Association discount note due 03/12/08; the collateral fair value plus interest
                     receivable equals $25,500,000)                                                                  -------------
                     Total Repurchase Agreements ...............................................                        50,000,000
                                                                                                                     -------------
   SHARES        INVESTMENT COMPANY (0.4%)
--------------   -------------------------------------------------------------------------------
    1,390,894    JP Morgan U.S. Government Money Market Fund, Capital Shares ...................                         1,390,894
                                                                                                                     -------------
                 Total Investments (Amortized Cost $358,513,004*) ..............................    100.4%             358,513,004
                 Other assets less liabilities .................................................     (0.4)              (1,329,736)
                                                                                                    -----            -------------
                 NET ASSETS ....................................................................    100.0%           $ 357,183,268
                                                                                                    =====            =============

*   Cost for Federal income tax and financial reporting purposes is identical.

                                                                                                  PERCENT OF
                 PORTFOLIO DISTRIBUTION (UNAUDITED)                                                PORTFOLIO
                 ----------------------------------                                               ----------
                 Commercial Paper ..............................................................     45.7%
                 U. S. Government Obligations ..................................................     34.4
                 Certificate of Deposit ........................................................      5.6
                 Repurchase Agreements .........................................................     13.9
                 Investment Company ............................................................      0.4
                                                                                                    -----
                                                                                                    100.0%
                                                                                                    =====

                See accompanying notes to financial statements.

                                 PACIFIC CAPITAL
                           TAX-FREE CASH ASSETS TRUST
                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2007 (UNAUDITED)

                                                                                   RATING
  PRINCIPAL                                                                        MOODY'S/
   AMOUNT       MUNICIPAL BONDS (99.7%)                                              S&P                  VALUE
------------    --------------------------------------------------------           --------           -------------
                 COLORADO (1.9%):
                 Colorado Housing & Finance Authority Revenue
                     Bonds, Class I, Series A-1, Weekly Reset VRDO*,
                     SPA: FHLB
$   4,360,000    3.730%, 10/01/30 ......................................            VMIG1/A-1+        $   4,360,000
                                                                                                      -------------
                 FLORIDA (0.5%):
                 West Palm Beach, FL Utilities System Revenue,
                     Prerefunded to 10/01/07 @101, Collateral: State &
                     Local Government Series, FGIC Insured
    1,000,000    5.500%, 10/01/29 ......................................              Aaa/NR              1,010,000
                                                                                                      -------------
                 GEORGIA (0.5%):
                 Columbia County, GA, Courthouse/Detention Center
                     Project GO Bond, Prerefunded to 02/01/08 @
                     102, Collateral: State & Local Government Series
    1,000,000    5.625%, 02/01/20 ......................................              Aa2/AA              1,026,202
                                                                                                      -------------
                 HAWAII (38.1%):
                 City & County Honolulu, HI, GO Bond, Series B,
                     MBIA Insured
      200,000    5.000%, 07/01/08 ......................................              Aaa/AAA               201,727
                 City & County Honolulu, HI, GO Bond, Series C,
                     FGIC Insured
      500,000    5.500%, 11/01/07 ......................................              Aaa/AAA               500,715
                 City and County Honolulu, HI, GO Commercial
                     Paper, Interest at Maturity, Series H, LOC: Heleba
   15,000,000    3.680%, 11/01/07 .....................................               P-1/A1+            15,000,000
                 City and County Honolulu, HI, GO Commercial
                     Paper, Interest at Maturity, Series H, LOC: Heleba
    2,000,000    3.650%, 02/05/08 ....................................                P-1/A1-             2,000,000
                 City and County Honolulu, HI, GO Commercial
                     Paper, Interest at Maturity Series W, LOC:
                     Westdeutsche Landesbank
    7,100,000    3.730%, 02/05/08 ....................................                P-1/A1+             7,100,000
                 City and County Honolulu, HI, GO Commercial
                     Paper, Interest at Maturity Series W, LOC:
                     Westdeutsche Landesbank
    4,500,000    3.670%, 10/02/07 ....................................                P1/A1+              4,500,000
    2,300,000    3.720%, 11/01/07 ....................................                P1/A1+              2,300,000

                                                                                   RATING
  PRINCIPAL                                                                        MOODY'S/
   AMOUNT       MUNICIPAL BONDS (CONTINUED)                                          S&P                  VALUE
------------    --------------------------------------------------------           --------           -------------
                 HAWAII (continued):
                 Hawaii State, GO Bonds, Series C, Refunding,
                     FSA Insured
$     250,000    5.125%, 02/01/08 ....................................                Aaa/AAA        $      251,238
                 Hawaii State, GO Bond, Series CL, MBIA Insured
    1,000,000    6.000%, 03/01/08 ....................................                Aaa/AAA             1,009,518
                 Hawaii State, GO Bond, Series CN, FGIC Insured
    1,050,000    6.250%, 03/01/08 ....................................                Aaa/AAA             1,060,906
                 Hawaii State, GO Bond, Series CP, FGIC Insured,
                     Prerefunded to 10/01/07 @ 101, Collateral: US
                     Government Securities
      200,000    5.000%, 10/01/14 ....................................                Aaa/AAA               202,000
                 Hawaii State, GO Bond, Series CR, MBIA Insured,
                     Prerefunded to 04/01/08 @ 101, Collateral: US
                     Government Securities
      700,000    5.250%, 04/01/12 ....................................                Aaa/AAA               712,490
    1,050,000    4.750%, 04/01/18 ....................................                Aaa/AAA             1,065,814
                 Hawaii State, GO Bond, Series CS, MBIA Insured
    4,000,000    5.000%, 04/01/08 ....................................                Aaa/AAA             4,024,796
                 Hawaii State, GO Bonds, Series CU, MBIA Insured
      750,000    5.750%, 10/01/07 ....................................                Aaa/AAA               750,000
                 Hawaii State, GO Bond, Series CZ, FSA Insured
    1,000,000    5.000%, 07/01/08 ....................................                Aaa/AAA             1,009,775
                 Hawaii State, GO Bond, Series DB, MBIA Insured
    1,000,000    4.000%, 09/01/08 ....................................                Aaa/AAA             1,002,836
                 Hawaii State Department of Budget and Finance
                     Special Purpose Revenue Bonds (Queen's Health
                     Systems) Series A, Weekly Reset VRDO*, SPA:
                     Bank of Nova Scotia, AMBAC Insured
    4,600,000    3.580%, 07/01/29 ....................................              VMIG1/A-1+            4,600,000
                 Hawaii State Department of Budget and Finance
                     Special Purpose Revenue Bonds (Queens Health
                     Systems) Series C, Weekly Reset VRDO*, SPA:
                     Bank of America N.A., AMBAC Insured
   37,335,000    3.520%, 07/01/28 ....................................               MIG1/AAA            37,335,000

                                                                                   RATING
  PRINCIPAL                                                                        MOODY'S/
   AMOUNT       MUNICIPAL BONDS (CONTINUED)                                          S&P                  VALUE
------------    --------------------------------------------------------           --------           -------------
                 HAWAII (continued):
                 Hawaii State Highway Revenue, Prerefunded to
                     07/01/08 @101, Collateral: State & Local
                     Government Series 100%
$   1,100,000    5.000%, 07/01/16 ....................................                Aaa/AAA         $   1,121,521
                                                                                                      -------------
                                                                                                         85,748,336
                                                                                                      -------------
                 ILLINOIS (3.8%):
                 Chicago, IL GO Bonds, Series B, Weekly Reset
                     VRDO*, SPA: Landesbank Baden-Wurttemberg,
                     FGIC Insured
    6,000,000    3.740%, 01/01/37 ....................................              VMIG1/A-1+            6,000,000
                 Chicago, IL Met Water Reclamation District, Greater
                     Chicago Capital Improvement, Escrowed to
                     Maturity, Collateral: State & Government
                     Series 100%
    2,000,000    7.000%, 12/01/07 ....................................                Aaa/AAA             2,010,618
                 Chicago, IL Water Revenue Bonds, Prerefunded to
                     11/01/07 @102, Collateral: State & Local
                     Government Series, FGIC Insured
      600,000    5.250%, 11/01/23 ....................................                Aaa/AAA               612,756
                                                                                                      -------------
                                                                                                          8,623,374
                                                                                                      -------------
                 MASSACHUSETTS (0.4%):
                 Massachusetts State Industrial Finance Agency,
                     Assisted Living Facilities Revenue (TNG Marina
                     Bay LLC Project), Revenue Bond, AMT,
                     Prerefunded to 12/01/07 @103, Collateral: US
                     Government Securities
      915,000    7.500%, 12/01/27 ....................................                NR/AAA                947,552
                                                                                                      -------------
                 MICHIGAN (7.5%):
                 Eastern Michigan University, University Revenue
                     Bonds, Daily Reset VRDO*, FGIC Insured,
                     SPA: FGIC-SPI
    9,500,000    3.910%, 06/01/27 ....................................               Aaa/A-1+             9,500,000

                                                                                   RATING
  PRINCIPAL                                                                        MOODY'S/
   AMOUNT       MUNICIPAL BONDS (CONTINUED)                                          S&P                  VALUE
------------    --------------------------------------------------------           --------           -------------
                 MICHIGAN (continued):
                 Macomb Township, MI Building Authority, Revenue
                     Bonds, FGIC Insured, Prerefunded to 04/01/08 @101,
                     Collateral: State & Local Government Series 100%
$   1,000,000    6.000%, 04/01/27 ....................................                Aaa/AAA         $   1,021,247
                 Michigan Municipal Bond Authority Revenue Bonds,
                     State Revolving Fund, Prerefunded to 10/01/07
                     @101, Collateral: State & Local Government Series
    1,000,000    5.250%, 10/01/15 ....................................                Aaa/AAA             1,010,000
                 Michigan State Building Authority Facilities Program
                     Revenue Bonds, Series II, Prerefunded to 10/15/07
                     @101, Collateral: State & Local Government Series
    2,535,000    5.000%, 10/15/11 ....................................                Aa3/AA-             2,561,598
                 Northern Michigan University Revenue Bonds,
                     Daily Reset VRDO*, SPA: DEPFA Bank PLC,
                     AMBAC Insured
    2,725,000    3.910%, 12/01/35 ....................................                Aaa/AAA             2,725,000
                                                                                                      -------------
                                                                                                         16,817,845
                                                                                                      -------------
                 MISSOURI (13.3%):
                 Kansas City, MO Industrial Development Authority
                     Revenue Bonds, (Ewing Marion Kaufman
                     Foundation), Daily Reset VRDO*
    9,860,000    3.910%, 04/01/27 ....................................                NR/A-1+             9,860,000
                 Missouri State, Health & Educational Facilities Authority
                     Revenue Bonds (St. Louis University), Series B,
                     Daily Reset VRDO*, SPA: Bank of America N.A.
    6,550,000    3.940%, 10/01/24 ....................................              VMIG1/A-1+            6,550,000
                 Missouri State, Health & Educational Facilities Authority
                     Revenue Bonds (Washington University), Series B,
                     SPA: JPMorgan Chase Bank NA, Daily Reset VRDO*
    6,000,000    3.860%, 03/01/40 ....................................              VMIG1/A-1+            6,000,000
                 Missouri State Health & Educational Facilities Authority
                     Educational Facilities Revenue, St. Louis University,
                     SPA: US Bank NA, Daily Reset, VRDO*
      760,000    3.940%, 07/01/32 ....................................               VMIG1/NR               760,000

                                                                                   RATING
  PRINCIPAL                                                                        MOODY'S/
   AMOUNT       MUNICIPAL BONDS (CONTINUED)                                          S&P                  VALUE
------------    --------------------------------------------------------           --------           -------------
                 MISSOURI (continued):
                 Missouri State Health & Educational Facilities Authority
                     Revenue, Washington University, Series A, SPA:
                     Dexia Credit Local, Daily Reset, VRDO*
$   3,250,000    3.860%, 02/15/34 ....................................                Aaa/AAA         $   3,250,000
                 University of Missouri University System Facilities
                     Revenue Bonds, Series B, Daily Reset VRDO*
    3,400,000    3.860%, 11/01/30 ....................................              VMIG1/A-1+            3,400,000
                                                                                                      -------------
                                                                                                         29,820,000
                                                                                                      -------------
                 NEBRASKA (0.4%):
                 Nebraska Public Power District Revenue Bonds,
                     Prerefunded 2005, Series A, Prerefunded to
                     01/01/08 @101, Collateral: U.S. Treasury
                     Obligations, MBIA Insured
      910,000    5.250%, 01/01/11 ....................................                Aaa/AAA               922,672
                                                                                                      -------------
                 NEVADA (4.5%):
                 Clark County, NV Airport Revenue Bonds, Series C,
                     Weekly Reset VRDO*, SPA: Landesbank Baden-
                     Wurttemberg, FGIC Insured
   10,100,000    3.740%, 07/01/29 ....................................              VMIG1/A-1+           10,100,000
                                                                                                      -------------
                 NEW YORK (6.2%):
                 Long Island, NY Power Authority Revenue Bonds,
                     Series 1A, Weekly Reset VRDO*, LOC: 80%
                     Bayerische Landesbank; 20% Landesbank
                     Baden-Wurttemberg
    9,000,000    3.770%, 05/01/33 ....................................              VMIG1/A-1+            9,000,000
                 New York, NY City Transitional Finance Authority
                     Revenue Bonds, Series 3, Daily Reset VRDO*,
                     SPA: Royal Bank of Canada
    3,245,000    3.960%, 11/01/22 ....................................              VMIG1,A-1+            3,245,000
                 New York, NY City Transitional Finance Authority
                     Revenue, Adjustable-Future Tax Secured-
                     Series A-1, Weekly reset VRDO*, SPA:
                     Westdeutsche Landesbank
    1,800,000    3.850%, 11/15/28 ....................................              VMIG1,A-1+            1,800,000
                                                                                                      -------------
                                                                                                         14,045,000
                                                                                                      -------------

                                                                                   RATING
  PRINCIPAL                                                                        MOODY'S/
   AMOUNT       MUNICIPAL BONDS (CONTINUED)                                          S&P                  VALUE
------------    --------------------------------------------------------           --------           -------------
                 NORTH CAROLINA (7.5%):
                 Concord, NC Utility Systems Revenue Bonds, Series
                     B, Weekly Reset VRDO*, SPA: Wachovia Bank,
                     FSA Insured
$   9,720,000    3.730%, 12/01/22 ....................................               VMIG1/NR         $   9,720,000
                 Durham, NC Public Improvement Project GO
                     Bonds, Weekly Reset VRDO*, SPA: Wachovia
                     Bank of North Carolina
    1,425,000    3.750%, 02/01/09 ....................................              VMIG1/A-1+            1,425,000
    2,975,000    3.750%, 02/01/11 ....................................              VMIG1/A-1+            2,975,000
    1,270,000    3.750%, 02/01/12 ....................................              VMIG1/A-1+            1,270,000
    1,475,000    3.750%, 02/01/13 ....................................              VMIG1/A-1+            1,475,000
                                                                                                      -------------
                                                                                                         16,865,000
                                                                                                      -------------

                 NORTH DAKOTA (1.3%):
                 Grand Forks, ND Senior Housing Revenue, 4000
                     Valley Square Project, Prerefunded to 12/01/07
                     @ 100, Collateral: State & Local Government
                     Series 100%
    3,000,000    6.250%, 12/01/34 ....................................                NR/NR*              3,011,862
                                                                                                      -------------

                 TENNESSEE (0.3%):
                 Knox County, TN Public Improvement, GO Bond,
                     Prerefunded to 05/01/08 @ 101, Collateral: State &
                     Local Government Series 100%
      750,000    5.375%, 05/01/18 ....................................                Aa2/AA                764,619
                                                                                                      -------------

                 TEXAS (0.9%):
                 Tarrant County, TX Health Facilities Development
                     Health System Revenues, Texas Health Resources
                     System-Series A, MBIA Insured, Prerefunded to
                     2/15/08 @102, Collateral: State & Local
                     Government Series 100%
    2,000,000    5.750%, 02/15/09 ....................................                Aaa/AAA             2,054,556
                                                                                                      -------------

                                                                                   RATING
  PRINCIPAL                                                                        MOODY'S/
   AMOUNT       MUNICIPAL BONDS (CONTINUED)                                          S&P                  VALUE
------------    --------------------------------------------------------           --------           -------------
                 VIRGINIA (3.3%):
                 University of Virginia Revenue Bonds, Series A,
                     Weekly Reset VRDO*
$   7,315,000    3.700%, 06/01/34 ....................................              VMIG1/A-1+        $   7,315,000
                                                                                                      -------------
                 WASHINGTON (0.5%):
                 Island County, WA School District #201 Oak Harbor,
                     GO Bond, FGIC Insured, Prerefunded to 12/01/07
                     @ 100, Collateral: US Government Securities
    1,010,000    5.550%, 12/01/11 ....................................                Aaa/NR              1,013,000
                                                                                                      -------------
                 PUERTO RICO (8.8%):
                 Puerto Rico Commonwealth Highway &
                     Transportation Authority Revenue, Series A-
                     Variable Rate, Weekly Reset, AMBAC Insured,
                     SPA: Bank of Nova Scotia
    2,500,000    3.700%, 07/01/28 ....................................              VMIG1/A-1+            2,500,000
                 Puerto Rico Commonwealth Highway &
                     Transportation Authority Transportation Revenue
                     Prerefunded Series A, Revenue Bonds, AMBAC
                     Insured, Prerefunded to 07/01/08 @ 101, Collateral:
                     State & Local Government Series 100%
    2,675,000    5.000%, 07/01/28 ....................................                Aaa/AAA             2,726,633
                 Puerto Rico Commonwealth Infrastructure Financing
                     Authority Revenue Bonds, Series A, Prerefunded
                     to 01/01/08 @101, Collateral: U.S. Government
                     Agencies 98%; U.S. Treasury Obligations 2%,
                     AMBAC Insured
    8,300,000    5.000%, 07/01/28 ....................................                Aaa/AAA             8,412,540
                 Puerto Rico Electric Power Authority Power
                     Revenue, Series DD, FSA Insured, Prerefunded to
                     07/01/08 @ 101.50
    1,000,000    5.000%, 07/01/28 ....................................                Aaa/AAA             1,025,796
                 Puerto Rico Government Development Bank
                     Refunding Adjustable Rate, Revenue Bond, MBIA
                     Insured, SPA: Credit Suisse, Weekly Reset, VRDO*
    5,100,000    3.510%, 12/01/15 ....................................                Aaa/AAA             5,100,000
                                                                                                      -------------
                                                                                                         19,764,969
                                                                                                      -------------

                                                                                   RATING
                                                                                   MOODY'S/
   SHARES       INVESTMENT COMPANY (1.9%)                                            S&P                  VALUE
------------    --------------------------------------------------------           --------           -------------
    4,270,000    Goldman Sachs Financial Square Tax-Free Money
                     Market Fund Institutional Shares ................                                $    4,270,000
                                                                                                      --------------

                 Total Investments (Amortized Cost $228,479,987**) ...               101.6%              228,479,987
                 Other assets less liabilities .......................                (1.6)              (3,601,823)
                                                                                                      --------------
                 NET ASSETS ..........................................               100.0%           $  224,878,164
                                                                                     =====            ==============

* Variable rate demand obligations (VRDOs) are payable upon demand within the same day for securities with daily liquidity or seven days for securities with weekly liquidity.
**    Cost for Federal income tax and financial reporting purposes is identical.
*** Any security not rated (NR) by either credit rating service must be determined by the Investment Adviser to have sufficient quality to be ranked in the top four ratings if a credit rating were to be assigned by a rating service.

                       Portfolio Distribution (unaudited)

               Percentage                 Percentage                Percentage
              of Portfolio               of Portfolio              of Portfolio
              ------------               ------------              ------------

Colorado               1.9%    Michigan          7.4%    Puerto Rico        8.7%
Florida                0.4     Missouri         13.1     Tennessee          0.3
Georgia                0.5     Nebraska          0.4     Texas              0.9
Hawaii                37.5     Nevada            4.4     Virginia           3.2
Illinois               3.8     New York          6.1     Washington         0.4
Investment Company     1.9     North Carolina    7.4                      100.0%
Massachusetts          0.4     North Dakota      1.3



PORTFOLIO ABBREVIATIONS:

AMBAC - American Municipal Bond Assurance Corp.
AMT - Alternative Minimum Tax
ETM - Escrowed to Maturity
FGIC - Financial Guaranty Insurance Corporation
FHLB - Federal Home Loan Bank
FSA - Financial Security Assurance
GO - General Obligation
LOC - Letter of Credit
MBIA - Municipal Bond Investors Assurance
NR - Not Rated
SPA - Standby Bond Purchase Agreement
SPI - Securities Purchase, Inc.
VRDO - Variable Rate Demand Obligation

                See accompanying notes to financial statements.

                                PACIFIC CAPITAL
                  U.S. GOVERNMENT SECURITIES CASH ASSETS TRUST
                            SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2007 (UNAUDITED)

  PRINCIPAL
    AMOUNT      U.S. GOVERNMENT AGENCIES (100.3%)                                                    VALUE
-------------   ----------------------------------------------------------------                ---------------
                FEDERAL HOME LOAN BANK  (100.3%)
$146,000,000    4.00%, 10/01/07 ...............................................                 $   146,000,000
  85,000,000    4.92%, 10/03/07 ...............................................                      84,976,767
 100,000,000    5.09%, 10/09/07 ...............................................                      99,886,889
 140,700,000    4.60%, 10/19/07 ...............................................                     140,376,390
 152,747,000    4.63%, 10/22/07 ...............................................                     152,334,435
  51,010,000    4.74%, 10/23/07 ...............................................                      50,862,397
 150,000,000    5.13%, 10/24/07 ...............................................                     149,508,615
 257,000,000    4.84%, 10/26/07 ...............................................                     256,135,659
  50,000,000    4.75%, 11/01/07 ...............................................                      49,795,486
 150,000,000    4.94%, 11/14/07 ...............................................                     149,094,333
 100,000,000    5.08%, 11/16/07 ...............................................                      99,350,889
  50,000,000    4.83%, 11/21/07 ...............................................                      49,657,875
  80,000,000    4.55%, 11/23/07 ...............................................                      79,464,111
  40,000,000    4.90%, 11/30/07 ...............................................                      39,673,333
 100,000,000    4.72%, 12/07/07 ...............................................                      99,121,556
   7,371,000    4.87%, 12/14/07 ...............................................                       7,297,212
 110,000,000    4.54%, 12/21/07 ...............................................                     108,876,350
  15,000,000    5.07%, 01/16/08 ...............................................                      14,773,963
  50,000,000    4.89%, 02/01/08 ...............................................                      49,164,625
  24,000,000    4.62%, 03/12/08 ...............................................                      23,497,960
                                                                                                ---------------
                    Total U.S. Government Agencies ............................                   1,849,848,845
                                                                                                ---------------

   SHARES       INVESTMENT COMPANY (0.1%)
------------    ---------------------------------------------------------------
   1,162,972    JP Morgan U.S. Government Money Market Fund, Capital Shares ...                       1,162,972
                                                                                                ---------------
                Total Investments (Amortized Cost $1,851,011,817*) ............      100.4%       1,851,011,817
                Other assets less liabilities .................................       (0.4)          (7,463,769)
                                                                                     -----      ---------------
                NET ASSETS ....................................................      100.0%     $ 1,843,548,048
                                                                                     =====      ===============

* Cost for Federal income tax and financial reporting purposes is identical.

                                                                                   PERCENT OF
                PORTFOLIO DISTRIBUTION (UNAUDITED)                                 PORTFOLIO
                ----------------------------------                                 ----------
                U.S. Government Agencies                                              99.9%
                Investment Company                                                     0.1
                                                                                     -----
                                                                                     100.0%
                                                                                     =====

                See accompanying notes to financial statements.

                           THE PACIFIC CAPITAL FUNDS
                              OF CASH ASSETS TRUST
                      STATEMENTS OF ASSETS AND LIABILITIES
                         SEPTEMBER 30, 2007 (UNAUDITED)

                                                                               CASH               TAX-FREE              GOVERNMENT
                                                                               FUND                 FUND                   FUND
                                                                          ---------------      ---------------       ---------------
ASSETS:
    Investments at value and amortized cost (note 2) ...............      $   308,513,004      $   228,479,987       $ 1,851,011,817
    Repurchase agreements (note 2) .................................           50,000,000                   --                    --
    Cash ...........................................................                   --                8,510                    --
    Interest receivable ............................................              369,672            1,635,618                 5,114
    Other assets ...................................................               23,792               13,439               115,820
                                                                          ---------------      ---------------       ---------------
        Total Assets ...............................................          358,906,468          230,137,554         1,851,132,751
                                                                          ---------------      ---------------       ---------------
LIABILITIES:
    Payable for investment securities purchased ....................                   --            4,545,000                    --
    Dividends payable ..............................................            1,458,800              612,529             6,736,780
    Adviser and Administrator fees payable .........................              159,864               77,397               604,049
    Distribution fees payable ......................................               27,509               14,999               221,196
    Accrued expenses ...............................................               77,027                9,465                22,678
                                                                          ---------------      ---------------       ---------------
        Total Liabilities ..........................................            1,723,200            5,259,390             7,584,703
                                                                          ---------------      ---------------       ---------------
    NET ASSETS .....................................................      $   357,183,268      $   224,878,164       $ 1,843,548,048
                                                                          ===============      ===============       ===============
NET ASSETS CONSIST OF:
    Capital Stock - Authorized an unlimited number of shares,
        par value $0.01 per share ..................................      $     3,571,689      $     2,248,808       $    18,434,778
    Additional paid-in capital .....................................          353,610,399          222,634,163         1,825,111,400
    Distributions in excess of net investment income ...............                   --               (4,807)                   --
    Accumulated net realized gain (loss) on investments ............                1,180                   --                 1,870
                                                                          ---------------      ---------------       ---------------
                                                                          $   357,183,268      $   224,878,164       $ 1,843,548,048
                                                                          ===============      ===============       ===============
SHARES OF BENEFICIAL INTEREST:
    Original Shares Class:
        Net Assets .................................................      $   239,629,654      $   158,398,400       $   750,758,908
                                                                          ===============      ===============       ===============
        Shares outstanding .........................................          239,848,014          158,399,658           750,729,112
                                                                          ===============      ===============       ===============
        Net asset value per share ..................................      $          1.00      $          1.00       $          1.00
                                                                          ===============      ===============       ===============
    Service Shares Class:
        Net Assets .................................................      $   117,553,614      $    66,479,764       $ 1,092,789,140
                                                                          ===============      ===============       ===============
        Shares outstanding .........................................          117,320,863           66,481,131         1,092,748,665
                                                                          ===============      ===============       ===============
        Net asset value per share ..................................      $          1.00      $          1.00       $          1.00
                                                                          ===============      ===============       ===============

                See accompanying notes to financial statements.

                           THE PACIFIC CAPITAL FUNDS
                              OF CASH ASSETS TRUST
                            STATEMENTS OF OPERATIONS
                SIX MONTHS ENDED SEPTEMBER 30, 2007 (UNAUDITED)

                                                                               CASH               TAX-FREE              GOVERNMENT
                                                                               FUND                 FUND                   FUND
                                                                          ---------------      ---------------       ---------------
INVESTMENT INCOME:

    Interest income ..............................................         $ 11,646,927          $  4,386,783          $ 47,629,425
                                                                           ------------          ------------          ------------

EXPENSES:
    Investment Advis er fees (note 3) ............................              782,209               366,896             3,001,450
    Administrator fees (note 3) ..................................              316,289               112,374               658,496
    Distribution fees (note 3) ...................................              190,852                87,761             1,378,871
    Trustees' fees and expenses ..................................               47,019                30,826               106,760
    Insurance ....................................................               19,469                 8,863                36,033
    Legal fees (note 3) ..........................................               15,844                 3,834                31,215
    Registration fees and dues ...................................               13,514                 2,713                24,947
    Fund accounting fees .........................................               12,016                11,183                15,474
    Shareholders' reports ........................................               10,602                   815                10,208
    Transfer and shareholder servicing agent fees ................                6,661                 6,450                 6,480
    Auditing and tax fees ........................................                6,378                 6,500                 6,500
    Custodian fees ...............................................                3,794                 8,100                 4,869
    Chief Compliance Officer (note 3) ............................                2,278                 2,278                 2,278
    Miscellaneous ................................................                5,057                 1,411                20,183
                                                                           ------------          ------------          ------------
    Total expenses ...............................................            1,431,982               650,004             5,303,764
    Expenses paid indirectly (note 5) ............................               (7,495)               (2,362)                 (429)
                                                                           ------------          ------------          ------------
Net expenses .....................................................            1,424,487               647,642             5,303,335
                                                                           ------------          ------------          ------------
Net investment income ............................................           10,222,440             3,739,141            42,326,090
Net realized gain (loss) from securities transactions ............                   --                    --                    --
                                                                           ------------          ------------          ------------

Net change in net assets resulting from operations ...............         $ 10,222,440          $  3,739,141          $ 42,326,090
                                                                           ============          ============          ============

                See accompanying notes to financial statements.

                           THE PACIFIC CAPITAL FUNDS
                              OF CASH ASSETS TRUST
                      STATEMENTS OF CHANGES IN NET ASSETS

                                             CASH FUND                     TAX-FREE FUND                  GOVERNMENT FUND
                                   ----------------------------     ----------------------------   --------------------------------
                                    SIX MONTHS                       SIX MONTHS                     SIX MONTHS
                                      ENDED                            ENDED                          ENDED
                                   SEPTEMBER 30,                    SEPTEMBER 30,                  SEPTEMBER 30,
                                       2007        YEAR ENDED          2007         YEAR ENDED         2007            YEAR ENDED
                                   (UNAUDITED)   MARCH 31, 2007     (UNAUDITED)   MARCH 31, 2007   (UNAUDITED)       MARCH 31, 2007
                                   ------------- --------------     ------------- --------------   -------------     --------------
INCREASE (DECREASE) IN NET ASSETS
  OPERATIONS:
  Net investment income ........ $  10,222,440   $   21,770,080   $   3,739,141   $   6,389,796   $   42,326,090    $   62,145,714
  Net realized gain (loss)
    from securities
    transactions ...............            --               --              --             237               --               340
                                 -------------   --------------   -------------   -------------   --------------    --------------
  Net change in net assets
    resulting from operations ..    10,222,440       21,770,080       3,739,141       6,390,033       42,326,090        62,146,054
                                 -------------   --------------   -------------   -------------   --------------    --------------

  DIVIDENDS TO SHAREHOLDERS
  FROM NET INVESTMENT INCOME:
    Original Shares ............    (6,794,586)     (13,877,905)     (2,696,901)     (4,219,673)     (17,355,870)      (22,368,853)
    Service Shares .............    (3,427,854)      (7,892,175)     (1,029,936)     (2,197,571)     (24,970,220)      (39,776,861)
                                 -------------   --------------   -------------   -------------   --------------    --------------
    Total dividends to
      shareholders from net
      investment income ........   (10,222,440)     (21,770,080)     (3,726,837)     (6,417,244)     (42,326,090)      (62,145,714)
                                 -------------   --------------   -------------   -------------   --------------    --------------

  CAPITAL SHARE TRANSACTIONS
  (at $1.00 per share):
    Proceeds from shares sold:
    Original Shares ............   250,420,097      729,865,243     117,841,386     230,204,313      789,247,207     1,604,790,944
    Service Shares .............   290,964,105      633,141,409      51,880,011     130,614,157    1,219,614,878     3,243,154,899
                                 -------------   --------------   -------------   -------------   --------------    --------------
                                   541,384,202    1,363,006,652     169,721,397     360,818,470    2,008,862,085     4,847,945,843
                                 -------------   --------------   -------------   -------------   --------------    --------------

    Reinvested dividends:
    Original Shares ............       105,120          307,349          15,549          45,489           94,116           175,409
    Service Shares .............     2,960,708        7,891,836         860,890       2,197,555       21,057,034        39,776,852
                                 -------------   --------------   -------------   -------------   --------------    --------------
                                     3,065,828        8,199,185         876,439       2,243,044       21,151,150        39,952,261
                                 -------------   --------------   -------------   -------------   --------------    --------------

    Cost of shares redeemed:
    Original Shares ............  (297,944,068)    (728,327,507)   (130,076,785)   (192,184,780)    (723,912,472)   (1,349,057,009)
    Service Shares .............  (341,959,643)    (645,130,780)    (74,613,692)   (137,479,845)  (1,226,754,087)   (3,091,306,685)
                                 -------------   --------------   -------------   -------------   --------------    --------------
                                  (639,903,711)  (1,373,458,287)   (204,690,477)   (329,664,625)  (1,950,666,559)   (4,440,363,694)
                                 -------------   --------------   -------------   -------------   --------------    --------------
  Change in net assets
   from capital share
   transactions ................   (95,453,681)      (2,252,450)    (34,092,641)     33,396,889       79,346,676       447,534,410
                                 -------------   --------------   -------------   -------------   --------------    --------------
     Total change in net assets    (95,453,681)      (2,252,450)    (34,080,337)     33,369,678       79,346,676       447,534,750
                                 -------------   --------------   -------------   -------------   --------------    --------------

NET ASSETS:
  Beginning of period ..........   452,636,949      454,889,399     258,958,501     225,588,823    1,764,201,372     1,316,666,622
                                 -------------   --------------   -------------   -------------   --------------    --------------
  End of period* ............... $ 357,183,268   $  452,636,949   $ 224,878,164   $ 258,958,501   $1,843,548,048    $1,764,201,372
                                 =============   ==============   =============   =============   ==============    ==============

*Includes undistributed
(distributions in excess of) net
investment income of: .......... $          --   $           --   $      (4,807)  $     (17,111)  $           --    $           --
                                 =============   ==============   =============   =============   ==============    ==============

                See accompanying notes to financial statements.

                           THE PACIFIC CAPITAL FUNDS
                              OF CASH ASSETS TRUST
                         NOTES TO FINANCIAL STATEMENTS
                         SEPTEMBER 30, 2007 (UNAUDITED)

1. ORGANIZATION

      Cash Assets Trust (the "Trust") was organized on May 7, 1984 as a Massachusetts business trust and is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end investment company.

The Trust consists of the following three investment portfolios (referred to individually as a "Fund" and collectively as the "Funds"): Pacific Capital Cash Assets Trust ("Cash Fund") (a diversified portfolio which commenced operations on December 5, 1984), Pacific Capital Tax-Free Cash Assets Trust ("Tax-Free Fund") (a non-diversified portfolio which commenced operations on April 4,
1989), and Pacific Capital U.S. Government Securities Cash Assets Trust ("Goverment Fund") (a diversified portfolio which commenced operations on April 4, 1989). The Trust is authorized to issue for each Fund an unlimited number of shares of $0.01 par value in two classes of shares; the Original Shares Class and the Service Shares Class. The Original Shares Class includes all currently outstanding shares of each Fund that were issued prior to January 20, 1995, the date on which the Capital structure was changed to include two classes rather than one. The two classes of shares are substantially identical, except that Service Shares bear the fees that are payable under the Trust's Distribution Plan.

2. SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

a) PORTFOLIO VALUATION: Each Fund's portfolio securities are valued by the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act, which, after considering accrued interest thereon, approximates market. Under this method, a portfolio security is valued at cost adjusted for amortization of premiums and accretion of discounts. Amortization of premiums and accretion of discounts are included in interest income.

b) SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Interest income is recorded daily on the accrual basis and is adjusted for amortization of premiums and accretion of discounts as discussed in the preceding paragraph.

c) DETERMINATION OF NET ASSET VALUE AND CALCULATION OF EXPENSES: The net asset value per share for each class of each Fund's shares is determined as of 4:00 p.m. New York time on each day that the New York Stock Exchange and the custodian are open by dividing the value of the assets of the Fund allocable to that class less Fund liabilities allocable to the class and any liabilities charged directly to the class, exclusive of surplus, by the total number of shares of the class outstanding.

d) MULTIPLE CLASS ALLOCATIONS: Investment income, realized and unrealized gains and losses, if any, and expenses other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class. Class specific expenses are borne by the affected class. Service fee payments under Rule 12b-1 are borne solely by and charged to the Service Shares based on net assets of that class.

e) FEDERAL INCOME TAXES: It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. Each Fund intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

f) REPURCHASE AGREEMENTS: It is each Fund's policy to monitor closely the creditworthiness of all firms with which it enters into repurchase agreements, and to take possession of, or otherwise perfect its security interest in, securities purchased under agreements to resell. The securities purchased under agreements to resell are marked to market every business day in order to compare the value of the collateral to the amount of the "loan" (repurchase agreements being defined as "loans" in the 1940
      Act), including the accrued interest earned thereon. If the value of the collateral is less than 102% of the loan plus the accrued interest thereon, additional collateral is required from the borrower.

g) USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

h) RECLASSIFICATION OF CAPITAL ACCOUNTS: Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. On March 31, 2007, a reclassification was made to increase (decrease) undistributed net investment income (distributions in excess of net investment income) and accumulated net realized gain (loss) on investments for the Funds as follows:

                                                           TAX-FREE   GOVERNMENT
                                                CASH FUND    FUND       FUND
                                                ---------  --------   ----------
        Accumulated net realized gain (loss)
          on investements ....................  $      --  $ (10,337) $      --
        Undistributed net investment income...         --     10,337         --

      These reclassifications are primarily due to dividend redesignations. Net assets were not affected by these changes.

i) ACCOUNTING PRONOUNCEMENTS: In July 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 required the evaluation of tax positions taken or expected to be taken in the course of preparing the Trust's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would have been recorded as a tax benefit or expense in the current year. FIN 48 was effective for the Trust on September 28, 2007 and there were no uncertain tax positions to be reflected in the Trust's financial statements at September 30, 2007.

      In  September  2006,  FASB issued  FASB  Statement  No.  157,  "Fair Value
      Measurement" ("SFAS 157"), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Trust believes adoption of SFAS 157 will have no material impact on the Trust's financial statements.

3. FEES AND RELATED PARTY TRANSACTIONS

a) MANAGEMENT ARRANGEMENTS:

      The Asset Management Group of Bank of Hawaii (the "Adviser"), serves as Investment Adviser to the Funds. In this role, under Investment Advisory Agreements, the Adviser supervises the Funds' investments and provides various services. Aquila Investment Management LLC the ("Administrator"), a wholly-owned subsidiary of Aquila Management Corporation, the Trust's founder and sponsor, serves as the Administrator for the Trust under Administration Agreements with the Funds. The Administrator provides all administrative services to the Funds other than those relating to the investment portfolios. Specific details as to the nature and extent of the services provided by the Adviser and the Administrator are more fully defined in the Prospectus and Statement of Additional Information of the Trust. For their services, the Adviser and the Administrator each receive a fee which is payable monthly and computed as of the close of business each day on the net assets of each Fund at the following annual rates:

      Cash Fund - On net assets up to $325 million, the fee is paid to the Adviser and the Administrator at the annual rate of 0.33% and 0.17%, respectively, and on net assets above that amount at the annual rate of 0.43% and 0.07%, respectively.

      Tax-Free Fund - On net assets up to $95 million, the fee is paid to the Adviser and the Administrator at the annual rate of 0.27% and 0.13%, respectively, and on net assets above that amount at the annual rate of 0.33% and 0.07%, respectively.

      Government Fund - On net assets up to $60 million, the fee is paid to the Adviser and the Administrator at the annual rate of 0.27% and 0.13%, respectively, and on net assets above that amount at the annual rate of 0.33% and 0.07%, respectively.

      The Adviser and the Administrator each agrees that the above fees shall be reduced, but not below zero, by an amount equal to its proportionate share (determined on the basis of the respective fees computed as described above) of the amount, if any, by which the total expenses of a Fund in any fiscal year, exclusive of taxes, interest and brokerage fees, shall exceed the lesser of (i) 2.5% of the first $30 million of average annual net assets of the Fund plus 2% of the next $70 million of such assets and 1.5% of its average annual net assets in excess of $100 million, or (ii) 25% of the Fund's total annual investment income. The payment of the above fees at the end of any month will be reduced or postponed so that at no time will there be any accrued but unpaid liability under this expense limitation. Advisory and administrative fees in a given fiscal year may be recouped prior to the end of such year if interest rates were to increase. Contractual reduction of fees, if any, is calculated on a fiscal year basis. No such reduction in fees was required for the six months ended September 30, 2007.

      Under a Compliance Agreement with the Administrator, the Administrator is compensated for Chief Compliance Officer related services provided to enable the Trust to comply with Rule 38a-1 of the Investment Company Act of 1940.

b) DISTRIBUTION AND SERVICE FEES:

      Each Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. A part of the Plan authorizes payment of certain distribution or service fees by the Service Shares Class of the respective Fund. Such payments are made to "Designated Payees" - broker-dealers, other financial institutions and service providers who have entered into appropriate agreements with the Distributor and which have rendered assistance in the distribution and/or retention of the respective Fund's Service Shares or in the servicing of Service Share accounts. The total payments under this part of a Fund's Plan may not exceed 0.25% of its average annual assets represented by Service Shares. No such payments will be made by the Original Share Class. Specific details about each Plan are more fully defined in the Prospectus and Statement of Additional Information of the Trust.

      Under   Distribution   Agreements,   Aquila   Distributors,    Inc.   (the
"Distributor") serves as the exclusive distributor of each Fund's shares. No compensation or fees are paid to the Distributor for such share distribution.

c) OTHER RELATED PARTY TRANSACTIONS:

      For the six months ended September 30, 2007, the following amounts were incurred for legal fees allocable to Hollyer Brady Barrett & Hines LLP ("Hollyer Brady") and its successor, Butzel Long PC, counsel to the Trust, for legal services in conjunction with the respective Fund's ongoing operations: Cash Fund $15,711; Tax-Free Fund $3,834; Government Fund $30,905. The Secretary of the Trust was a partner at Hollyer Brady and is a shareholder of its successor.

4. GUARANTEES OF CERTAIN COMMERCIAL PAPER

      Various banks and other institutions have issued irrevocable letters of credit or guarantees for the benefit of the holders of certain commercial paper. Payment at maturity of principal and interest of certain commercial paper held by the Funds is supported by such letters of credit or guarantees.

5. EXPENSES

      The Funds have negotiated an expense offset arrangement with their custodian, wherein they receive credit toward the reduction of custodian fees and other expenses whenever there are uninvested cash balances. The Statements of Operations reflect the total expenses before any offset, the amount of offset and the net expenses.

6. PORTFOLIO ORIENTATION

      Since the Tax-Free Fund has a significant portion of its investments in obligations of issuers within Hawaii, it is subject to possible risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting Hawaii and whatever effects these may have upon Hawaii issuers' ability to meet their obligations.

7. INCOME TAX INFORMATION AND DISTRIBUTIONS

      The Funds declare dividends daily from net investment income and make payments monthly in additional shares at the net asset value per share, in cash, or a combination of both, at the shareholder's option.

The tax character of distributions during fiscal 2007 and 2006 were as follows:

                                       CASH FUND                  TAX-FREE FUND                 GOVERNMENT FUND
                             --------------------------    --------------------------    --------------------------
                                 2007           2006           2007           2006           2007           2006
                             -----------    -----------    -----------    -----------    -----------    -----------
Ordinary income ........     $21,537,828    $14,497,718    $    10,100    $        --    $60,709,774    $33,395,289
Net tax-exempt income ..              --             --      6,253,366      4,452,274             --             --
Capital gain ...........              --             --             --             --             --             --
                             -----------    -----------    -----------    -----------    -----------    -----------
Total ..................     $21,537,828    $14,497,718    $ 6,263,466    $ 4,452,274    $60,709,744    $33,395,289
                             ===========    ===========    ===========    ===========    ===========    ===========

      As of March 31, 2007, the components of distributable earnings on a tax basis were as follows:

                                                         TAX-FREE     GOVERNMENT
                                          CASH FUND        FUND         FUND
                                          ----------    ----------    ----------

Undistributed ordinary income ........    $1,159,141    $      237    $2,843,235
Undistributed tax exempt income ......            --       423,046            --
Accumulated net realized loss
    on investments ...................            --            --            --
                                          ----------    ----------    ----------
                                          $1,159,141    $  423,283    $2,843,235
                                          ==========    ==========    ==========

                                 PACIFIC CAPITAL
                                CASH ASSETS TRUST
                              FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                       ORIGINAL SHARES
                                            ----------------------------------------------------------------------
                                             SIX MONTHS
                                               ENDED                        YEAR ENDED MARCH 31,
                                              9/30/07     --------------------------------------------------------
                                            (UNAUDITED)     2007        2006        2005        2004        2003
                                            -----------   --------    --------    --------    --------    --------
Net asset value, beginning of period .....  $   1.00      $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
                                            --------      --------    --------    --------    --------    --------
Income from investment operations:
   Net investment income+ ................      0.02          0.05        0.03        0.01        0.01        0.01
                                            --------      --------    --------    --------    --------    --------
Less distributions:
   Dividends from net investment income ..     (0.02)        (0.05)      (0.03)      (0.01)      (0.01)      (0.01)
                                            --------      --------    --------    --------    --------    --------
Net asset value, end of period ...........  $   1.00      $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
                                            ========      ========    ========    ========    ========    ========

Total return .............................      2.39%*        4.75%       3.20%       1.36%       0.90%       1.35%

Ratios/supplemental data
   Net assets, end of period (in millions)  $    240      $    287    $    286    $    366    $    287    $    361
   Ratio of expenses to average net assets      0.57%**       0.57%       0.58%       0.37%       0.21%       0.36%
   Ratio of net investment income to
     average net assets ..................      4.74%**       4.65%       3.09%       1.39%       0.90%       1.34%

The expense and net investment income ratios without the effect of the Adviser's and Administrator's contractual caps on fees were (note 3):

   Ratio of expenses to average net assets        ++            ++          ++        0.57%       0.57%       0.58%
   Ratio of net investment income to
     average net assets ..................        ++            ++          ++        1.19%       0.54%       1.12%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

   Ratio of expenses to average net assets      0.56%**       0.57%       0.58%       0.37%#      0.21%#      0.36%#

                                                                        SERVICE SHARES
                                            -----------------------------------------------------------------------
                                            SIX MONTHS
                                              ENDED                          YEAR ENDED MARCH 31,
                                              9/30/07      --------------------------------------------------------
                                            (UNAUDITED)      2007        2006        2005        2004        2003
                                            -----------    --------    --------    --------    --------    --------
Net asset value, beginning of period .....   $   1.00      $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
                                             --------      --------    --------    --------    --------    --------
Income from investment operations:
   Net investment income+ ................       0.02          0.04        0.03        0.01        0.01        0.01
                                             --------      --------    --------    --------    --------    --------
Less distributions:
   Dividends from net investment income ..      (0.02)        (0.04)      (0.03)      (0.01)      (0.01)      (0.01)
                                             --------      --------    --------    --------    --------    --------
Net asset value, end of period ...........   $   1.00      $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
                                             ========      ========    ========    ========    ========    ========

Total return .............................       2.26%*        4.49%       2.94%       1.11%       0.65%       1.09%

Ratios/supplemental data
   Net assets, end of period (in millions)   $    118      $    166    $    169    $    166    $    119    $    123
   Ratio of expenses to average net assets       0.81%**       0.82%       0.83%       0.61%       0.46%       0.61%
   Ratio of net investment income to
     average net assets ..................       4.48%**       4.40%       2.91%       1.12%       0.65%       1.10%

The expense and net investment income ratios without the effect of the Adviser's and Administrator's contractual caps on fees were (note 3):

   Ratio of expenses to average net assets         ++            ++          ++        0.81%       0.82%       0.83%
   Ratio of net investment income to
     average net assets ..................         ++            ++          ++        0.91%       0.29%       0.88%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

   Ratio of expenses to average net assets       0.81%**       0.82%       0.83%       0.61%#      0.46%#      0.61%#

----------
+     Per share amounts have been calculated using the monthly average shares method.
++ No reduction in the Adviser's and the Administrator's fees was required during the period.
#     Net of contractual caps on fees.
*     Not annualized.
**    Annualized.

                See accompanying notes to financial statements.

                                PACIFIC CAPITAL
                           TAX-FREE CASH ASSETS TRUST
                              FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                       ORIGINAL SHARES
                                            ----------------------------------------------------------------------
                                             SIX MONTHS
                                               ENDED                        YEAR ENDED MARCH 31,
                                              9/30/07     --------------------------------------------------------
                                            (UNAUDITED)     2007        2006        2005        2004        2003
                                            -----------   --------    --------    --------    --------    --------
Net asset value, beginning of period .....  $   1.00      $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
                                            --------      --------    --------    --------    --------    --------
Income from investment operations:
   Net investment income+ ................      0.02          0.03        0.02        0.01        0.01        0.01
                                            --------      --------    --------    --------    --------    --------
Less distributions:
   Dividends from net investment income ..     (0.02)        (0.03)      (0.02)      (0.01)      (0.01)      (0.01)
                                            --------      --------    --------    --------    --------    --------
Net asset value, end of period ...........  $   1.00      $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
                                            ========      ========    ========    ========    ========    ========
Total return .............................      1.60%*        3.09%       2.21%       1.16%       0.84%       1.15%

Ratios/supplemental data
   Net assets, end of period (in millions)  $    158      $    171    $    133    $    134    $     99    $    130
   Ratio of expenses to average net assets      0.47%**       0.50%       0.50%       0.29%       0.17%       0.28%
   Ratio of net investment income to
     average net assets ..................      3.17%**       3.04%       2.20%       1.17%       0.84%       1.13%

The expense and net investment income ratios without the effect of the Adviser's and Administrator's contractual caps on fees were (note 3):

   Ratio of expenses to average net assets        ++            ++          ++        0.49%       0.52%       0.50%
   Ratio of net investment income to
     average net assets ..................        ++            ++          ++        0.96%       0.50%       0.90%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

   Ratio of expenses to average net assets .    0.47%**       0.49%       0.50%       0.28%#      0.17%#      0.27%#

                                                                        SERVICE SHARES
                                            -----------------------------------------------------------------------
                                            SIX MONTHS
                                              ENDED                          YEAR ENDED MARCH 31,
                                              9/30/07      --------------------------------------------------------
                                            (UNAUDITED)      2007        2006        2005        2004        2003
                                            -----------    --------    --------    --------    --------    --------
Net asset value, beginning of period .....   $   1.00      $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
                                             --------      --------    --------    --------    --------    --------
Income from investment operations:
   Net investment income+ ................       0.01          0.03        0.02        0.01        0.01        0.01
                                             --------      --------    --------    --------    --------    --------
Less distributions:
   Dividends from net investment income ..      (0.01)        (0.03)      (0.02)      (0.01)      (0.01)      (0.01)
                                             --------      --------    --------    --------    --------    --------
Net asset value, end of period ...........   $   1.00      $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
                                             ========      ========    ========    ========    ========    ========
Total return .............................       1.48%*        2.83%       1.96%       0.90%       0.59%       0.90%

Ratios/supplemental data
   Net assets, end of period (in millions)   $     66      $     88    $     93    $     72    $     50    $     56
   Ratio of expenses to average net assets       0.72%**       0.75%       0.75%       0.53%       0.42%       0.53%
   Ratio of net investment income to
     average net assets ..................       2.92%**       2.78%       1.94%       0.92%       0.59%       0.89%

The expense and net investment income ratios without the effect of the Adviser's and Administrator's contractual caps on fees were (note 3):

   Ratio of expenses to average net assets         ++            ++          ++        0.75%       0.77%       0.76%
   Ratio of net investment income to
     average net assets ..................         ++            ++          ++        0.71%       0.25%       0.66%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

   Ratio of expenses to average net assets .     0.72%**       0.75%       0.75%       0.53%#      0.42%#      0.52%#

----------
+     Per share amounts have been calculated using the monthly average shares method.
++ No reduction in the Adviser's and the Administrator's fees was required during the period.
#     Net of contractual caps on fees.
*     Not annualized.
**    Annualized.

                See accompanying notes to financial statements.

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                       ORIGINAL SHARES
                                            ----------------------------------------------------------------------
                                             Six Months
                                               Ended                     Year Ended March 31,
                                              9/30/07     --------------------------------------------------------
                                            (unaudited)      2007        2006        2005        2004        2003
                                            -----------   --------    --------    --------    --------    --------
Net asset value, beginning of period .....  $   1.00      $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
                                            --------      --------    --------    --------    --------    --------
Income from investment operations:
   Net investment income+ ................      0.02          0.05        0.03        0.01        0.01        0.01
                                            --------      --------    --------    --------    --------    --------
Less distributions:
   Dividends from net investment income ..     (0.02)        (0.05)      (0.03)      (0.01)      (0.01)      (0.01)
                                            --------      --------    --------    --------    --------    --------
Net asset value, end of period ...........  $   1.00      $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
                                            ========      ========    ========    ========    ========    ========

Total return .............................      2.41%*        4.80%       3.25%       1.41%       0.96%       1.34%

Ratios/supplemental data
   Net assets, end of period (in millions)  $    751      $    685    $    429    $    354    $    263    $    270
   Ratio of expenses to average net assets      0.43%**       0.44%       0.45%       0.27%       0.11%       0.25%
   Ratio of net investment income to
     average net assets ..................      4.78%**       4.72%       3.25%       1.42%       0.96%       1.34%

The expense and net investment income ratios without the effect of the Adviser's and Administrator's contractual caps on fees were (note 3):

   Ratio of expenses to average net assets        ++            ++          ++        0.45%       0.46%       0.46%
   Ratio of net investment income to
     average net assets ..................        ++            ++          ++        1.24%       0.62%       1.12%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

   Ratio of expenses to average net assets      0.43%**       0.44%       0.45%       0.27%#      0.11%#      0.24%#

                                                                        SERVICE SHARES
                                            -----------------------------------------------------------------------
                                            Six Months
                                              Ended                             Year Ended March 31,
                                              9/30/07      --------------------------------------------------------
                                            (unaudited)       2007        2006        2005        2004        2003
                                            -----------    --------    --------    --------    --------    --------
Net asset value, beginning of period .....   $   1.00      $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
                                             --------      --------    --------    --------    --------    --------
Income from investment operations:
   Net investment income+ ................       0.02          0.04        0.03        0.01        0.01        0.01
                                             --------      --------    --------    --------    --------    --------
Less distributions:
   Dividends from net investment income ..      (0.02)        (0.04)      (0.03)      (0.01)      (0.01)      (0.01)
                                             --------      --------    --------    --------    --------    --------
Net asset value, end of period ...........   $   1.00      $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
                                             ========      ========    ========    ========    ========    ========

Total return .............................       2.29%*        4.54%       3.00%       1.16%       0.71%       1.09%

Ratios/supplemental data
   Net assets, end of period (in millions)   $  1,093      $  1,079    $    887    $    578    $    575    $    448
   Ratio of expenses to average net assets       0.68%**       0.69%       0.70%       0.52%       0.36%       0.49%
   Ratio of net investment income to
     average net assets ..................       4.53%**       4.46%       3.02%       1.16%       0.71%       1.08%

The expense and net investment income ratios without the effect of the Adviser's and Administrator's contractual caps on fees were (note 3):

   Ratio of expenses to average net assets         ++            ++          ++        0.70%       0.71%       0.71%
   Ratio of net investment income to
     average net assets ..................         ++            ++          ++        0.98%       0.36%       0.86%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

   Ratio of expenses to average net assets       0.68%**       0.69%       0.70%       0.52%#      0.36%#      0.49%#

----------
+     Per share amounts have been calculated using the monthly average shares method.
++ No reduction in the Adviser's and the Administrator's fees was required during the period.
#     Net of contractual caps on fees.
*     Not annualized.
**    Annualized.

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

ANALYSIS OF EXPENSES (UNAUDITED)

      As a shareholder of the Trust, you may incur ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. The table below is intended to help you understand your ongoing costs (in dollars) of investing in each of the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

      The table below is based on an investment of $1,000 invested on April 1, 2007 and held for the six months ended September 30, 2007.

ACTUAL EXPENSES

      This table provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During the Period".

SIX MONTHS ENDED SEPTEMBER 30, 2007

                                BEGINNING        ENDING          EXPENSES
                    ACTUAL       ACCOUNT         ACCOUNT        PAID DURING
                TOTAL RETURN(1)   VALUE           VALUE         THE PERIOD(2)
-----------------------------------------------------------------------------
CASH FUND
Original Shares     2.39%       $1,000.00       $1,023.90           $2.83
Service Shares      2.26%       $1,000.00       $1,022.60           $4.10
-----------------------------------------------------------------------------
TAX-FREE FUND
Original Shares     1.60%       $1,000.00       $1,016.00           $2.37
Service Shares      1.48%       $1,000.00       $1,014.80           $3.63
-----------------------------------------------------------------------------
GOVERNMENT FUND
Original Shares     2.41%       $1,000.00       $1,024.10           $2.18
Service Chares      2.29%       $1,000.00       $1,022.90           $3.44
-----------------------------------------------------------------------------

(1) ASSUMES REINVESTMENT OF ALL DIVIDENDS. TOTAL RETURN IS NOT ANNUALIZED, AS IT MAY NOT BE REPRESENTATIVE OF THE TOTAL RETURN FOR THE YEAR.
(2) EXPENSES ARE EQUAL TO THE ANNUALIZED EXPENSE RATIO OF 0.56% AND 0.81%, RESPECTIVELY, FOR CASH FUND ORIGINAL SHARES AND SERVICE SHARES, 0.47% AND 0.72%, RESPECTIVELY, FOR TAX-FREE FUND ORIGINAL SHARES AND SERVICE SHARES, AND 0.43% AND 0.68%, RESPECTIVELY, FOR GOVERNMENT FUND ORIGINAL SHARES AND SERVICE SHARES MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 183/366 (TO REFLECT THE ONE-HALF YEAR PERIOD).

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of each of the respective Funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the portfolios of the Trust and other mutual funds. To do so, compare this 5.00% hypothetical example relating to the respective Fund with the 5.00% hypothetical examples that appear in the shareholder reports of other mutual funds.

SIX MONTHS ENDED SEPTEMBER 30, 2007

                HYPOTHETICAL    BEGINNING        ENDING          EXPENSES
                 ANNUALIZED      ACCOUNT         ACCOUNT        PAID DURING
                TOTAL RETURN      VALUE           VALUE         THE PERIOD
---------------------------------------------------------------------------
CASH FUND
Original Shares    5.00%        $1,000.00       $1,022.20         $2.83
Service Shares     5.00%        $1,000.00       $1,020.95         $4.09
---------------------------------------------------------------------------
TAX-FREE FUND
Original Shares    5.00%        $1,000.00       $1,022.65         $2.38
Service Shares     5.00%        $1,000.00       $1,021.40         $3.64
---------------------------------------------------------------------------
GOVERNMENT FUND
Original Shares    5.00%        $1,000.00       $1,022.85         $2.17
Service Chares     5.00%        $1,000.00       $1,021.60         $3.44
---------------------------------------------------------------------------

(1) EXPENSES ARE EQUAL TO THE ANNUALIZED EXPENSE RATIO OF 0.56% AND 0.81%, RESPECTIVELY, FOR CASH FUND ORIGINAL SHARES AND SERVICE SHARES, 0.47% AND 0.72%, RESPECTIVELY, FOR TAX-FREE FUND ORIGINAL SHARES AND SERVICE SHARES, AND 0.43% AND 0.68%, RESPECTIVELY, FOR GOVERNMENT FUND ORIGINAL SHARES AND SERVICE SHARES MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 183/366 (TO REFLECT THE ONE-HALF YEAR PERIOD).

--------------------------------------------------------------------------------

RENEWAL OF INVESTMENT ADVISORY AGREEMENT

      Renewal until June 30, 2008 of the Investment Advisory Agreement (the "Advisory Agreement") for each fund between the Trust and the Adviser was approved by the Board of Trustees and the independent Trustees in June, 2007. At a meeting called and held for that purpose at which a majority of the independent Trustees were present in person, the following materials were considered:

      o     Copies of the agreements to be renewed;

      o     A term sheet describing the material terms of the agreements;

      o     The Annual Report of the Trust for the year ended March 31, 2007;

      o A report, prepared by the Adviser and Administrator and provided to the Trustees in advance of the meeting for the Trustees' review, containing data about the performance of each of the portfolios and data about their respective fees, expenses, purchases and redemptions of capital stock together with comparisons of such data with similar data about other comparable funds, as well as data as to the profitability of the Adviser and the Administrator; and

      o Quarterly materials reviewed at prior meetings on each portfolio's performance, operations, portfolio and compliance.

      The Trustees considered each Advisory Agreement separately. The Trustees reviewed materials relevant to, and considered, the following factors as to each agreement and reached the conclusions described.

      THE NATURE, EXTENT, AND QUALITY OF THE SERVICES PROVIDED BY THE ADVISER.

      The investment objective of each of the Trust's portfolios is to seek to provide safety of principal while achieving as a high a level of liquidity and of current income (and with respect to the Tax-Free Fund, current income exempt from Federal and Hawaii income taxes). To achieve these objectives, the Adviser has provided management of each fund's portfolio, as well as provided facilities for credit analysis of each of the funds' portfolio securities. With respect to the Government Securities Fund, the Adviser has managed the investment portfolio in order to achieve a Aaa/AAA rating from both Moody's Investors Service and Standard and Poor's, respectively.

      The Board considered that the Adviser had provided all services the Board deemed necessary or appropriate, including the specific services that the Board has determined are required for the Trust, given that its purpose is to provide shareholders with safety of principal while achieving as a high a level of liquidity and of current income.

      The Board concluded that the services provided were appropriate and satisfactory and that the Trust would be well served if they continued. Evaluation of this factor weighed in favor of renewal of the Advisory Agreement.

      THE INVESTMENT PERFORMANCE OF THE TRUST (AND EACH OF ITS PORTFOLIOS) AND ADVISER.

      The Board reviewed each aspect of each fund's performance and compared its performance with that of its respective benchmark. It was noted that the materials provided by the Administrator indicated that compared to each fund's respective benchmark, the Trust's portfolios had investment performance that was either comparable to or favorable for one-, five- and ten-year periods as compared with the benchmark. The Board considered these results to be consistent with the purposes of each of the Trust's portfolios.

      The Board concluded that the performance of each fund, in light of market conditions, was satisfactory. Evaluation of this factor indicated to the Trustees that renewal of each Advisory Agreement would be appropriate.

      THE COSTS OF THE SERVICES TO BE PROVIDED AND PROFITS TO BE REALIZED BY THE ADVISER AND ITS AFFILIATES FROM THE RELATIONSHIP WITH THE TRUST (AND EACH OF ITS PORTFOLIOS).

      The information provided in connection with renewal contained expense data for each fund and its major local competitor as well as data for each of the funds with respect to their respective peer groups, including data for money market funds of a comparable asset size. The materials also showed the profitability to the Adviser of its services to the Trust.

      The Board compared the expense and fee data with respect to each of the portfolios to similar data about other funds that it found to be relevant. The Board concluded that the expenses of the each of the portfolios and the fees paid were similar to and were reasonable as compared to those being paid by its local competitor and by other money market funds nationwide.

      The Board considered that the foregoing indicated the appropriateness of the costs of the services to the Trust, which was being well managed as indicated by the factors considered previously.

      The Board further concluded that the profitability to the Adviser did not argue against approval of the fees to be paid under each Advisory Agreement.

      THE EXTENT TO WHICH ECONOMIES OF SCALE WOULD BE REALIZED AS THE TRUST, AND ITS PORTFOLIOS, GROWS.

      Data provided to the Trustees showed that the asset size of each of the portfolios had been generally increasing in recent years. However, they concluded that the uncertain interest rate environment might make it difficult to achieve substantial growth in assets in the near future. The Trustees also noted that the materials indicated that the each portfolio's fees were generally comparable to those of its peers, including those with breakpoints. Evaluation of this factor indicated to the Board that each Advisory Agreement should be renewed without additional breakpoints at this time.

      BENEFITS DERIVED OR TO BE DERIVED BY THE ADVISER AND ITS AFFILIATES FROM THE RELATIONSHIP WITH THE TRUST (AND EACH OF ITS PORTFOLIOS).

      The Board observed that, as is generally true of most fund complexes, the Adviser and its affiliates, by providing services to a number of funds or other investment clients including the Trust's three portfolios, were able to spread costs as they would otherwise be unable to do. The Board noted that while that produces efficiencies and increased profitability for the Adviser and its affiliates, it also makes their services available to the three portfolios of the Trust at favorable levels of quality and cost which are more advantageous to the Trust's portfolios than would otherwise have been possible.

--------------------------------------------------------------------------------

INFORMATION AVAILABLE (UNAUDITED)

      Much of the information that the funds in the Aquila Group of Fundssm produce is automatically sent to you and all other shareholders. Specifically, you are routinely sent the entire list of portfolio securities of your Trust twice a year in the semi-annual and annual reports you receive. Additionally, we prepare, and have available portfolio listings at the end of each quarter. Whenever you may be interested in seeing a listing of your Trust's portfolios other than in your shareholder reports, please check our website http://www.aquilafunds.com or call us at 1-800-437-1020.

      The Trust additionally files a complete list of its portfolio holdings for each of the three portfolios with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available free of charge on the SEC website at http://www.sec.gov. You may also review or, for a fee, copy the forms at the SEC's Public Reference Room in Washington, DC or by calling 800-SEC-0330.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

PROXY VOTING RECORD (UNAUDITED)

      The three portfolios of the Trust do not invest in equity securities. Accordingly, there were no matters relating to a portfolio security considered at any shareholder meeting held during the 12 months ended June 30, 2007 with respect to which any of the three portfolios of the Trust were entitled to vote. Applicable regulations require us to inform you that the foregoing proxy voting information is available on the SEC website at http://www.sec.gov.

--------------------------------------------------------------------------------

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

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

                               INVESTMENT ADVISER

                    Asset Management Group of Bank of Hawaii
                     P.O. Box 3170 o Honolulu, Hawaii 96802

                                  ADMINISTRATOR

                        Aquila Investment Management LLC
            380 Madison Avenue, Suite 2300 o New York, New York 10017

                                BOARD OF TRUSTEES

                            Theodore T. Mason, Chair
                          Diana P. Herrmann, Vice Chair
                               Thomas W. Courtney
                                 Stanley W. Hong
                                Russell K. Okata
                                Douglas Philpotts
                                Oswald K. Stender

                          FOUNDER AND CHAIRMAN EMERITUS

                                Lacy B. Herrmann

                                    OFFICERS

                          Diana P. Herrmann, President
                Charles E. Childs, III, Executive Vice President
                          Sherri Foster, Vice President
                  Robert W. Anderson, Chief Compliance Officer
            Joseph P. DiMaggio, Chief Financial Officer and Treasurer
                          Edward M.W. Hines, Secretary

                                   DISTRIBUTOR

                            Aquila Distributors, Inc.
            380 Madison Avenue, Suite 2300 o New York, New York 10017

                    TRANSFER AND SHAREHOLDER SERVICING AGENT

                                    PFPC Inc.
                     101 Sabin Street o Pawtucket, RI 02860

                                    CUSTODIAN

                            JPMorgan Chase Bank, N.A.
                   1111 Polaris Parkway o Columbus, Ohio 43240

                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

                            Tait, Weller & Baker LLP
             1818 Market Street, Suite 2400 o Philadelphia, PA 19103

    Further information is contained in the Prospectus which must precede or accompany this report.





ITEM 2.  CODE OF ETHICS.

	Not applilcable.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

	Not applicable.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

	Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.
         Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

	 Included in Item 1 above


ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
         CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

	 Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

	Not applicable.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

	Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

	The Board of Directors of the Registrant has adopted a Nominating Committee Charter which provides that the Nominating Committee (the 'Committee') may consider and evaluate nominee candidates properly submitted by shareholders if a vacancy among the Independent Trustees of the Registrant occurs and if, based on the Board's then current size, composition and structure, the Committee determines that the vacancy should be filled. The Committee will consider candidates submitted by shareholders on the same basis as it considers and evaluates candidates recommended by other sources. A copy of the qualifications and procedures that must be met or followed by shareholders to properly submit a nominee candidate to the Committee may be obtained by submitting a request in writing to the Secretary of the Registrant.


ITEM 11.  CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) as of a date within 90 days of the fling of this report, the registrant's chief financial and executive officers have concluded that the disclosure controls and procedures of the registrant are appropriately designed to ensure tat information required to be disclosed in the registrant's reports that are filed under the Securities Exchange Act of 1934 are accumulated and communicated t registrant's management, including its principal executive officer(s) and principal financial officer(s), to allow timely decisions regarding required disclosure and is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the Securities and Exchange Commission.

(b) There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 12.  EXHIBITS.


(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.





SIGNATURES

	Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.


CASH ASSETS TRUST


By:  /s/  Diana P. Herrmann
- ---------------------------------
Vice Chair, President and Trustee
December  5, 2007


By:  /s/  Joseph P. DiMaggio
- -----------------------------------
Chief Financial Officer and Treasurer
December  5, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:  /s/  Diana P. Herrmann
- ---------------------------------
Diana P. Herrmann
Vice Chair, President and Trustee
December  5, 2007

By:  /s/  Joseph P. DiMaggio
- -----------------------------------
Joseph P. DiMaggio
Chief Financial Officer and Treasurer
December  5, 2007








CASH ASSETS TRUST

EXHIBIT INDEX


(a) (2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certification of chief executive officer and chief financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940.